Advances from Customers - Schedule of Advances from Customers (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Amusement Park Card Recharge [Member]
Schedule of Advances from Customers [Line Items]
Total amount of advances from customers	$ 1,471,227	$ 5,732,349